Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current	$ 507,000	$ 911,000
Deferred	(26,000)	(65,000)
Change in corporate tax rate		297,000
Total federal	481,000	1,143,000
State, current	186,000	62,000
Total	$ 667,000	$ 1,205,000